Item G.1.b.iv

BNY Mellon High Yield Strategies Fund
(the "Fund")

Delinquent Section 16(a) Reports

Under Section 16(a) of the Exchange Act and Section 30(h) of the 1940 Act, and the rules thereunder, the Fund's officers and Trustees, persons owning more than 10% of the Fund's shares of beneficial interest, and certain additional persons are required to report their transactions in the Fund's Shares to the SEC, the New York Stock Exchange and the Fund. Based solely on written representations of such persons and on copies of reports that have been filed with the SEC, the Fund believes that, during the fiscal year ended March 31, 2020, all filing requirements applicable to such persons were complied with except that Sonalee Cross, who became Vice President and Assistant Secretary of the Fund on March 31, 2018, did not report on a timely basis in a Form 3 filing that she had no beneficial interest in the fund as of the date she was appointed to her position. However, the described failure to file was subsequently reported on the appropriate Form during the fiscal year ended March 31, 2020.